Commitments, Guarantees and Contingent Liabilities - Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers (Detail)
¥ in Millions
Mar. 31, 2019 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
2020	¥ 4,323
2021	1,891
2022	856
2023	420
2024	18
Thereafter	0
Total	¥ 7,508